Statement Of Stockholder's Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income Loss [Member]	Noncontrolling Interest [Member]
Balance, shares at Dec. 31, 2016		28,030,010
Balance, amount at Dec. 31, 2016	$ 9,071,284		$ 3,862,062	$ 598,854	$ 4,933,839	$ (516,019)	$ 192,548
Equity interests contribution by shareholder for employee and non-employee compensation expenses, Amount	3,195,615		3,195,614
Net Income (Loss)	12,172,655				11,881,475		291,180
Foreign currency translation adjustment	$ 1,095,850					$ 1,074,283	$ 21,567
Statutory reserve				$ 1,180,558	$ (1,180,558)
Balance, shares at Dec. 31, 2017		28,030,010
Balance, amount at Dec. 31, 2017	$ 25,535,403		$ 7,057,676	$ 1,779,412	$ 15,634,756	$ 558,264	$ 505,295
Net Income (Loss)	5,119,870				5,184,551		(64,681)
Foreign currency translation adjustment	$ (1,417,128)					$ (1,395,222)	$ (21,906)
Statutory reserve				$ 32,164	$ (32,164)
Balance, shares at Dec. 31, 2018		28,030,010
Balance, amount at Dec. 31, 2018	$ 29,238,145		$ 7,057,676	$ 1,811,576	$ 20,787,143	$ (836,958)	$ 418,708